UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-04917

Morgan Stanley Mortgage Securities Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York			10036
(Address of principal executive offices)			(Zip code)

Ronald E. Robison 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-6990

Date of fiscal year end:	October 31, 2008

Date of reporting period:	April 30, 2008

Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley Mortgage Securities Trust performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Fund Report

For the six months ended April 30, 2008

Total Return for the 6 Months Ended April 30, 2008
Class A	Class B	Class C	Class I+	Lehman Brothers Mortgage Index[1]	Lipper U.S. Mortgage Funds Index[2]
-3.12%	-3.52%	-3.58%	-3.12%	4.62%	2.10%

+ Formerly Class D shares. Renamed Class I shares effective March 31, 2008.

The performance of the Fund's four share classes varies because each has different expenses. The Fund's total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

Market Conditions

The six-month period under review was marked by disrupted credit markets, recession fears, deterioration of the housing market, and markdowns in the mortgage market as a result of forced selling. Although the fixed income market saw some improvements in the last month of the period, many of the same concerns and problems remained.

The Federal Reserve (the "Fed") stepped in several times during the period to minimize the liquidity crisis. Not only did the Federal Open Market Committee reduce the target federal funds rate several times, from 4.5 percent to 2.0 percent, but in an unprecedented move, the Fed granted primary brokerage firms access to its discount window and loosened its collateral requirements, extending loans of Treasury securities in exchange for lower quality, less liquid securities. Finally, in what was decidedly the biggest headline event, the Fed arranged and supported JPMorgan Chase's purchase of Bear Stearns, which was viewed by many as necessary to avoid serious market repercussions had the firm failed.

Throughout the period bond market performance reflected the yield declines that occurred across the U.S. Treasury curve. The short end of the curve experienced the greatest declines, causing the curve to end the period steeper. Overall, Treasury securities outperformed all other sectors of the fixed income market as the flight to quality that took place throughout most of the period drove prices higher.

The mortgage sector continued to struggle, with non-agency mortgages experiencing the greatest price declines. Much of the growth in mortgage issuance in recent years has been in this sector as these non-traditional mortgages offered more lenient borrowing terms and therefore, were available to a broader set of borrowers. In the wake of the subprime mortgage meltdown and subsequent sharp diminishment in the availability of non-conforming mortgage loans, the performance of non-agency mortgages has suffered considerably.

Performance Analysis

All share classes of Morgan Stanley Mortgage Securities Trust underperformed the Lehman Brothers Mortgage Index and the Lipper U.S. Mortgage Funds Index for the six months ended April 30, 2008, assuming no deduction of applicable sales charges.

The primary detractor from the Fund's relative performance was its allocation to non-agency mortgage securities, which are not included in the Lehman Brothers Mortgage Index. The specific non-agency mortgage securities or CMOs (collateralized mortgage obligations) that are held in the Fund are option adjustable-rate mortgages (ARMs), also known as MTA (moving Treasury average) floaters, and are backed primarily by Alt-A borrowers — those who have relatively strong credit but are not considered "prime" borrowers. The securities are not backed by subprime borrowers. Furthermore, the capital structure of a CMO is broken into four tranches — senior, middle, junior, and subordinated. The securities in the Fund are concentrated in the senior and middle tranches of the capital structure, where there is relatively more subordination, with the majority being in the middle tranches. While all non-agency mortgage securities held in the Fund have suffered price declines during the period, the decline in value of the middle tranches of these securities had the greatest impact on performance. Conversely, within the agency mortgage-backed securities sector, an overweight to higher coupon issues benefited relative performance as these issues outperformed their lower coupon counterparts.

The Fund's yield-curve positioning was additive to performance. Throughout most of the period, we positioned the Fund to benefit from a steepening of the yield curve by underweighting the longer end of the yield curve and overweighting the intermediate portion of the curve. Over the course of the period, the curve did steepen as short-term rates declined to a greater extent than longer-term rates and therefore, the Fund's positioning benefited returns.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

PORTFOLIO COMPOSITION++ as of 04/30/08
Mortgage-Backed — FHLMC	36.3%
Mortgage-Backed — FNMA	33.6
Collateralized Mortgage Obligations	15.9
Short-Term Investments	8.4
Commercial Mortgage-Backed Securities	4.5
Mortgage-Backed — GNMA	1.0
U.S. Government Obligation	0.3
LONG-TERM CREDIT ANALYSIS as of 04/30/08
AAA	100%

++ Does not include open long/short futures contracts with an underlying face amount of $93,887,600 with net unrealized depreciation of $852,646. Also does not include open swap contracts with net unrealized appreciation of $1,795,224.

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned above. Portfolio composition are as a percentage of total investments and long-term credit analysis are as a percentage of total long-term investments. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Fund will normally invest at least 80 percent of its assets in mortgage-related securities, including mortgage-backed securities such as mortgage pass-through securities, collateralized mortgage obligations ("CMOs") and commercial mortgage-backed securities ("CMBS"). In making investment decisions, the Fund's "Investment Adviser," Morgan Stanley Investment Advisors Inc., considers economic developments, interest rate levels and other factors. The Fund is not limited as to the maturities or types of mortgage-backed securities in which it may invest. The Fund may also use derivative instruments as discussed in the Fund's prospectus. These derivative instruments will be counted toward the 80 percent policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's web site, http://www.sec.gov. You may also review and copy them at the SEC's public reference room in Washington, DC. Information on the operation of the SEC's public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 869-NEWS or by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 869-NEWS, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Performance Summary

Average Annual Total Returns—Period Ended April 30, 2008
Symbol	Class A Shares* (since 07/28/97) MTGAX	Class B Shares** (since 03/31/87) MTGBX	Class C Shares† (since 07/28/97) MTGCX	Class I Shares†† (since 07/28/97) MTGDX
1 Year	(0.98)%[3] (5.19)[4]	(1.58)%[3] (6.29)[4]	(1.64)%[3] (2.58)[4]	(0.75)%[3] —
5 Years	2.33[3] 1.45[4]	1.65[3] 1.31[4]	1.67[3] 1.67[4]	2.53[3] —
10 Years	4.39[3] 3.94[4]	3.72[3] 3.72[4]	3.60[3] 3.60[4]	4.48[3] —
Since Inception	4.75[3] 4.32[4]	5.63[3] 5.63[4]	3.98[3] 3.98[4]	4.76[3] —

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com/msim or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class I shares will vary due to differences in sales charges and expenses. See the Fund's current prospectus for complete details on fees and sales charges.

*  The maximum front-end sales charge for Class A is 4.25%.

**  The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years. Effective April 2005, Class B shares will generally convert to Class A shares approximately eight years after the end of the calendar month in which the shares were purchased. Performance for periods greater than eight years reflects this conversion (beginning April 2005).

†  The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.

††  Class I has no sales charge.

(1)  The Lehman Brothers Mortgage Index covers the mortgage-backed pass-through securities of Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC). This Index is the Mortgage Backed Securities Fixed Rate component of the Lehman Brothers U.S. Aggregate Index. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2)  The Lipper U.S. Mortgage Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper U.S. Mortgage Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 10 funds represented in this Index. The Fund is in the Lipper U.S. Mortgage Funds classification as of the date of this report

(3)  Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(4)  Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 11/01/07 – 04/30/08.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period @
	11/01/07	04/30/08	11/01/07 – 04/30/08
Class A
Actual (–3.12% return)	$1,000.00	$968.80	$5.58
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.19	$5.72
Class B
Actual (–3.52% return)	$1,000.00	$964.80	$8.55
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.16	$8.77
Class C
Actual (–3.58% return)	$1,000.00	$964.20	$8.55
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.16	$8.77
Class I @@
Actual (–3.12% return)	$1,000.00	$968.80	$4.41
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.39	$4.52

@  Expenses are equal to the Fund's annualized expense ratios of 1.14%, 1.75%, 1.75% and 0.90% for Class A, Class B, Class C and Class I shares, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

@@  Formerly Class D shares. Renamed Class I shares effective March 31, 2008.

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments  ■  April 30, 2008 (unaudited)

PRINCIPAL AMOUNT IN THOUSANDS	DESCRIPTION AND MATURITY DATE	COUPON RATE	VALUE
	U.S. Government Agencies - Mortgage-Backed Securities (109.9%)
	Federal Home Loan Mortgage Corp. (42.8%)
$4,757	09/01/35 - 01/01/36	4.50%	$4,535,802
21,925	(a)	5.00	21,591,972
2,100	(a)	5.50	2,113,453
27,300	(a)	6.00	27,867,554
4,100	(a)	6.50	4,246,702
1,238	06/01/16 - 02/01/20	9.50	1,371,472
332	07/01/09 - 10/01/19	10.00	379,787
45	02/01/16 - 12/01/17	10.50	51,574
			62,158,316
	Federal Home Loan Mortgage Corp. (ARM) (3.5%)
1,080	05/01/36	5.209	1,099,119
733	04/01/37	5.301	746,336
703	04/01/36	5.541	715,689
982	04/01/37	5.603	1,002,380
735	03/01/37	5.614	750,275
784	04/01/37	5.863	799,727
			5,113,526
	Federal Home Loan Mortgage Corp. PC Gold (9.9%)
8,821	06/01/21 - 11/01/37	5.50	8,942,455
532	06/01/29 - 09/01/33	6.50	554,238
3,674	04/01/20 - 08/01/32	7.50	3,960,259
870	02/01/23 - 07/01/31	8.00	942,981
			14,399,933
	Federal National Mortgage Assoc. (46.6%)
10,050	(a)	4.50	9,924,375
4,028	12/01/36 - 06/01/37	5.00	3,961,929
7,000	(a)	5.00	7,036,092
25,968	10/01/36 - 11/01/37	5.50	26,141,646
6,500	(a)	5.50	6,519,299
5,470	01/01/27 - 12/01/33	6.50	5,700,612
4,257	07/01/23 - 12/01/34	7.00	4,524,007
2,614	09/01/29 - 06/01/32	7.50	2,816,903
766	08/01/24 - 02/01/32	8.00	832,216
94	01/01/22 - 04/01/25	8.50	102,377
96	09/01/19 - 05/01/20	9.50	107,558
49	03/01/16 - 01/01/18	9.75	55,633
			67,722,647

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments  ■  April 30, 2008 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS	DESCRIPTION AND MATURITY DATE	COUPON RATE		VALUE
	Federal National Mortgage Assoc. (ARM) (5.4%)
$791	09/01/35	5.005%		$797,365
748	03/01/37	5.241		757,935
1,807	12/01/36	5.453		1,844,470
888	01/01/37	5.624		907,850
789	04/01/37	5.972		807,199
1,440	03/01/36	6.303		1,475,303
1,175	03/01/36	6.507		1,206,307
				7,796,429
	Government National Mortgage Assco.(1.5%)
639	08/15/25 - 05/15/29	6.50		668,030
11	06/15/29 - 08/15/29	7.50		11,694
449	10/15/19 - 10/15/24	8.50		496,270
842	11/15/17 - 06/15/20	9.50		934,196
36	05/15/16 - 11/15/20	10.00		40,452
				2,150,642
	Government National Mortgage Assco. II (0.2%)
225	05/20/30	8.00		245,645
	Total U.S. Government Agencies - Mortgage-Backed Securities (Cost $157,567,215)			159,587,138
	U.S. Government Obligation (0.4%)
650	U.S. Treasury Bond 02/15/36 (Cost $663,936)	4.50		651,321
	Collateralized Mortgage Obligations (24.6%)
	U.S. Government Agencies (2.9%)
	Federal National Mortgage Assoc.
937	1996-46 FC 12/25/23	4.106	(d)	943,887
3,590	2005-68 XI 08/25/35 (IO)	6.00		992,657
9,547	2006-28 1P 03/25/36 (IO)	3.093	(d)	286,409
717	2006-118 A2 12/25/36	2.955	(d)	690,923
	Grantor Trust
77	2004-T5 A13 05/28/35	2.964	(d)	75,435
	Whole Loan
1,279	2005-W2 A1 05/25/35	3.095	(d)	1,202,515
	Total U.S. Government Agencies			4,191,826

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments  ■  April 30, 2008 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS	DESCRIPTION AND MATURITY DATE	COUPON RATE		VALUE
	Private Issues (21.7%)
	American Home Mortgage Assets
$518	2007-5 A3 06/25/47	3.195	(d)%	$238,992
	American Home Mortgage Investment Trust
169	2004-1 1A 04/25/44	3.245	(d)	168,806
450	2006-1 1M2 03/25/46	3.315	(d)	94,017
	Banc of America Funding Corp.
560	2005-F 1A2 09/20/35	3.15	(d)	375,709
	Bear Stearns Mortgage Funding Trust
1,356	2006-AR1 1A1 07/25/36	3.105	(d)	1,088,169
1,341	2006-AR4 A1 12/25/36	3.105	(d)	1,047,265
944	2006-AR5 1A1 12/25/36	3.055	(d)	733,953
	Countrywide Alternative Loan Trust
162	2005-44 1A2A 10/25/35	3.185	(d)	158,401
295	2005-51 1A2A 11/20/35	3.09	(d)	250,494
214	2005-51 2A2A 11/20/35	3.09	(d)	186,536
314	2005-59 1A2B 11/20/35	3.155	(d)	292,247
4,052	2005-81 X1 02/25/37 (IO)	3.972	(d)	149,425
829	2006-OA1 1A2 03/20/46	3.10	(d)	516,597
605	2006-OA1 2A2 03/20/46	3.11	(d)	411,404
4,630	2006-OA1 2X 03/20/46 (IO)	4.162	(d)	193,186
410	2006OA2 A2A 05/20/46	2.95	(d)	374,875
1,229	2006-OA10 2A2 08/25/46	3.125	(d)	763,181
9,945	2006-OA17 IXP 12/20/46 (IO)	4.111	(d)	489,132
7,570	2006-OA19 XP 02/20/47 (IO)	4.118	(d)	371,231
	Countrywide Home Loans
7,984	2004-25 2X 02/25/35 (IO)	3.704	(d)	222,060
705	2006-OA4 A2 04/25/46	3.165	(d)	442,846
	DSLA Mortgage Loan Trust
351	2004-AR1 A2A 09/19/44	3.21	(d)	284,021
784	2005-AR4 2A1C 08/19/45	3.10	(d)	535,899
1,104	2006-AR2 2A1A 11/19/37	3.00	(d)	865,708
1,259	2007-AR1 2A1B 04/19/38	2.98	(d)	768,584
	GreenPoint Mortgage Funding Trust
9,081	2005-AR1 X1 06/25/46 (IO)	4.287	(d)	261,091
9,317	2005-AR2 X1 06/25/45 (IO)	4.415	(d)	305,704
3,330	2005-AR3 X1 08/25/45 (IO)	4.402	(d)	108,241
7,432	2005-AR4 X4 10/25/45 (IO)	3.215	(d)	269,414
906	2006-AR2 3A2 03/25/36	3.215	(d)	566,108
721	2006-AR5 M2 10/25/46	3.305	(d)	289,526

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments  ■  April 30, 2008 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS	DESCRIPTION AND MATURITY DATE	COUPON RATE		VALUE
	Harborview Mortgage Loan Trust
$3,582	2005-2 X 05/19/35 (IO)	3.555	(d)%	$86,737
3,742	2005-3 X2 06/19/35 (IO)	3.304	(d)	96,469
684	2005-5 1A1B 07/19/45	3.09	(d)	488,005
2,509	2005-16 X1 01/19/36 (IO)	3.861	(d)	89,000
5,969	2005-16 X3 01/19/36 (IO)	3.817	(d)	191,201
4	2006-1 PO1 03/19/37 (PO)			3,229
4,852	2006-1 X1 03/16/37 (IO)	3.878	(d)	179,669
0	2006-5 PO2 07/19/47 (PO)			41
11,108	2006-5 X2 07/16/47 (IO)	4.02	(d)	378,364
1,162	2006-7 2A1A 10/19/37	3.00	(d)	911,964
1,148	2006-10 2A1A 11/19/36	2.98	(d)	896,317
895	2006-14 2A1A 03/19/38	2.95	(d)	700,294
626	2006-14 2A1B 03/19/38	3.00	(d)	399,590
	Indymac Indx Mortgage Loan Trust
627	2005-AR12 2A1B 07/25/35	3.175	(d)	453,459
10,040	2005-AR12 AX2 07/25/35 (IO)	3.455	(d)	265,123
450	2006-AR4 M1 05/25/46	3.32	(d)	127,695
	Luminent Mortgage Trust
706	2006-1 A1 04/25/36	3.135	(d)	536,426
770	2006-2 A1B 02/25/46	3.175	(d)	496,035
929	2006-4 A1B 05/25/46	3.125	(d)	598,290
324	2006-5 B1 07/25/36	3.255	(d)	79,323
978	2006-6 A1 10/25/46	3.095	(d)	764,554
1,158	2006-7 2A2 12/25/36	3.115	(d)	694,975
	Mastr Adjustable Rate Mortgage Trust
425	2007-3 1M1 05/25/47	3.745	(d)	48,875
	Mortgageit Trust
982	2006-1 2A1B 04/25/36	3.175	(d)	624,650
	Residential Accredit Loans, Inc
1,091	2006-QH1 A1 12/25/36	3.085	(d)	848,878
289	2006-QO1 1A1 02/25/46	3.155	(d)	189,323
329	2006-QO1 2A1 02/25/46	3.165	(d)	229,945
1,100	2006-QO6 A2 06/25/46	3.125	(d)	663,633
1,086	2006-QO10 A2 01/25/37	3.095	(d)	677,874
1,119	2007-QO2 A2 03/25/37	3.065	(d)	690,435
745	2007-QO4 A2 05/25/47	3.155	(d)	475,984
466	2007-QO4 A3 05/25/47	3.195	(d)	218,328

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments  ■  April 30, 2008 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS	DESCRIPTION AND MATURITY DATE	COUPON RATE		VALUE
	Structured Asset Mortgage Investments Inc
$882	2006-AR2 A2 02/25/36	3.205	(d)%	$548,457
1,066	2006-AR3 11A2 04/25/36	3.165	(d)	684,704
450	2006-AR7 B1 08/25/36	3.265	(d)	113,444
1,230	2006-AR8 A1A 10/25/36	3.095	(d)	968,633
1,703	2007-AR2 1A2 02/25/37	3.085	(d)	1,037,777
	WAMU Mortgage Pass-through Certificates
1,649	2004-AR8 X 06/25/44 (IO)	3.366	(d)	33,944
2,915	2004-AR10 X 07/25/44 (IO)	3.20	(d)	59,080
4,167	2004-AR12 X 10/25/44 (IO)	3.251	(d)	83,014
592	2005-AR2 B1 01/25/45	3.425	(d)	264,629
457	2005-AR6 2AB2 04/25/45	3.165	(d)	312,516
370	2005-AR8 2AB3 07/25/45	3.255	(d)	258,404
94	2005-AR13 A1B1 10/25/45	3.155	(d)	93,068
207	2005-AR15 A1B1 11/25/45	3.145	(d)	192,899
182	2005-AR17 A1B1 12/25/45	3.145	(d)	176,315
23	2005-AR19 A1B1 12/25/45	3.145	(d)	22,463
938	2006-AR12 A1A 04/25/46	5.016	(d)	744,013
	Total Private Issues			31,520,867
	Total Collateralized Mortgage Obligations (Cost $48,853,069)			35,712,693
	Commercial Mortgage-Backed Securities (7.0%)
	Banc of America Commercial Mortgage Inc.
725	2007-2 A4 04/10/49	5.688	(d)	720,692
600	2007-5 A4 02/10/51	5.492		583,451
	Citigroup/Deutsche Bank Commercial Mortgage
700	2007-CD5 A4 11/15/44	5.886		699,641
	Citigroup Commercial Mortgage Trust
750	2006-C5 A4 10/15/49	5.431		735,883
800	2007-C6 A4 12/10/49	5.70	(d)	795,553
	Greenwich Capital Commercial Funding Corp.
650	2007-GG11 A4 12/10/49	5.736		643,336
	JP Morgan Chase Commercial Mortgage Securities
1,400	2007-CB18 A4 06/12/47	5.44		1,361,684
1,700	2007-CB19 A4 02/12/49	5.747	(d)	1,691,439
	LB Commercial Conduit Mortgage Trust
625	2007-C3 A4 07/15/44	5.935	(d)	631,775

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments  ■  April 30, 2008 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS	DESCRIPTION AND MATURITY DATE	COUPON RATE	VALUE
	LB-UBS Commercial Mortgage Trust
$700	2006-C1 A4 02/15/31	5.156%	$680,770
900	2007-C7 A3 09/18/45	5.866	899,100
	Wachovia Bank Commercial Mortgage Trust
700	2007-C33 A4 02/15/51	6.10 (d)	706,823
	Total Commercial Mortgage-Backed Securities (Cost $10,190,605)		10,150,147
	Short-Term Investments (13.0%)
	U.S. Government Obligations (b)(e) (0.6%)
	U.S. Treasury Bills
80	10/09/08	1.545	79,447
825	10/09/08	1.60	819,097
	Total U.S. Government Obligations (Cost $898,747)		898,544
NUMBER OF SHARES (000)
	Investment Company (c)(f) (12.4%)
18,039	Morgan Stanley Institutional Liquidity Government Portfolio - Institutional Class (Cost $18,038,950)		18,038,950
	Total Short-Term Investments (Cost $18,937,697)		18,937,494
	Total Investments (Cost $236,212,522) (g)(h)	154.9%	225,038,793
	Liabilities in Excess of Other Assets	(54.9)	(79,748,966)
	Net Assets	100.0%	$145,289,827

  ARM  Adjustable rate mortgage. Interest rate in effect as of April 30, 2008.

  IO  Interest only security.

  PC  Participation certificate.

  PO  Principal only security. No rate exists for a principal only security.

  (a)  Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date; the actual principal amount and maturity date will be determined upon settlement.

  (b)  All or a portion of this security has been physically segregated in connection with open futures contracts in an amount equal to $793,660.

  (c)  May include cash designated as collateral in connection with open swap contracts.

  (d)  Floating rate security, rate shown is the rate in effect at April 30, 2008.

  (e)  Purchased on a discount basis. The interest rates shown have been adjusted to reflect a money market equivalent yield.

  (f)  See Note 4 to the financial statements regarding investments in Morgan Stanley Institutional Liquidity Government Portfolio - Institutional Class.

  (g)  Securities have been designated as collateral in an amount equal to $129,209,128 in connection with securities purchased on a forward commitment basis, open futures and swap contracts.

  (h)  The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $3,274,700 and the aggregate gross unrealized depreciation is $14,448,429 resulting in net unrealized depreciation of $11,173,729.

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments  ■  April 30, 2008 (unaudited) continued

Futures Contracts Open at April 30, 2008:

NUMBER OF CONTRACTS	LONG/SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
3	Long	U.S.Treasury Notes 5 Year, June 2008	$335,953	$(2,491)
1	Short	90 Day Euro$ June 2010	(240,387)	(2,440)
4	Short	90 Day Euro$ March 2010	(963,150)	(10,661)
6	Short	90 Day Euro$ December 2009	(1,446,750)	(16,987)
10	Short	90 Day Euro$ September 2009	(2,416,375)	(31,045)
10	Short	90 Day Euro$ June 2009	(2,420,750)	(32,893)
12	Short	90 Day Euro$ March 2009	(2,909,850)	(41,133)
14	Short	U.S. Treasury Notes 2 Year, June 2008	(2,977,625)	406
71	Short	U.S. Treasury Bonds 20 Year, June 2008	(8,299,235)	92,321
38	Short	90 Day Euro$ December 2008	(9,224,500)	(189,624)
41	Short	90 Day Euro$ September 2008	(9,974,275)	(219,709)
68	Short	90 Day Euro$ June 2008	(16,545,250)	(391,604)
312	Short	U.S.Treasury Notes 10 Year, June 2008	(36,133,500)	(6,786)
Net Unrealized Depreciation				$(852,646)

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments  ■  April 30, 2008 (unaudited) continued

Interest Rate Swap Contracts Open at April 30, 2008:

COUNTERPARTY	NOTIONAL AMOUNT (000'S)	PAYMENTS RECEIVED BY FUND	PAYMENTS MADE BY FUND	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Bank of America N.A. New York	$5,280	Fixed Rate 5.593%	Floating Rate 0.00#%	February 19, 2018	$99,633
Citibank N.A. New York	6,250	Fixed Rate 5.338	Floating Rate 3.093#	May 24, 2017	490,250
Citibank N.A. New York	3,000	Fixed Rate 5.701	Floating Rate 2.734#	July 18, 2017	320,100
Deutsche Bank AG, New York	72,000	Fixed Rate 2.075	Floating Rate 0.00##	June 17, 2009	(101,880)
Goldman Sachs & Co	6,250	Fixed Rate 5.341	Floating Rate 3.093#	May 24, 2017	491,688
Goldman Sachs Group Inc.	5,315	Fixed Rate 5.565	Floating Rate 0.00#	February 27, 2018	94,235
J.P. Morgan Chase Bank N.A. New York	5,850	Fixed Rate 5.065	Floating Rate 2.939#	September 11, 2017	334,444
J.P. Morgan Chase Bank N.A. New York	1,900	Fixed Rate 5.359	Floating Rate 3.093#	May 23, 2017	152,095
Bank of America N.A. New York	6,815	Floating Rate 0.00#	Fixed Rate 6.03	February 19, 2023	(112,379)
Deutsche Bank AG, New York	72,000	Floating Rate 0.00#	Fixed Rate 2.41	June 17, 2009	125,928
Goldman Sachs Group Inc.	6,820	Floating Rate 0.00#	Fixed Rate 5.96	February 27, 2023	(98,890)
Net Unrealized Appreciation					$1,795,224

  #  Floating rate represents USD-3 Months LIBOR.

  ##  Floating rate represents USD-1 Day OIS.

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Financial Statements

Statement of Assets and Liabilities

April 30, 2008 (unaudited)

Assets:
Investments in securities, at value (cost $218,173,572)	$206,999,843
Investment in affiliate, at value (cost $18,038,950)	18,038,950
Unrealized appreciation on open swap contracts	2,108,373
Receivable for:
Investment sold	39,537,762
Interest	807,609
Periodic interest on open swap contracts	437,716
Principal paydowns	100,626
Dividends from affiliate	21,998
Shares of beneficial interest sold	8,315
Prepaid expenses and other assets	35,205
Total Assets	268,096,397
Liabilities:
Unrealized depreciation on open swap contracts	313,149
Payable for:
Investments purchased	119,106,967
Collateral due to brokers	2,310,000
Shares of beneficial interest redeemed	372,241
Variation margin	233,642
Periodic interest on open swap contracts	110,359
Investment advisory fee	54,641
Distribution fee	41,006
Transfer agent fee	35,710
Dividends to shareholders	35,623
Administration fee	9,573
Accrued expenses and other payables	183,660
Total Liabilities	122,806,571
Net Assets	$145,289,827
Composition of Net Assets:
Paid-in-capital	$169,309,358
Net unrealized depreciation	(10,231,151)
Dividends in excess of net investment income	(80,249)
Accumulated net realized loss	(13,708,131)
Net Assets	$145,289,827
Class A Shares:
Net Assets	$109,361,147
Shares Outstanding (unlimited authorized, $.01 par value)	12,824,462
Net Asset Value Per Share	$8.53
Maximum Offering Price Per Share, (net asset value plus 4.44% of net asset value)	$8.91
Class B Shares:
Net Assets	$21,612,421
Shares Outstanding (unlimited authorized, $.01 par value)	2,581,952
Net Asset Value Per Share	$8.37
Class C Shares:
Net Assets	$4,554,718
Shares Outstanding (unlimited authorized, $.01 par value)	539,203
Net Asset Value Per Share	$8.45
Class I Shares@@:
Net Assets	$9,761,541
Shares Outstanding (unlimited authorized, $.01 par value)	1,168,163
Net Asset Value Per Share	$8.36

  @@  Formerly Class D shares. Renamed Class I shares effective March 31, 2008.

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Financial Statements continued

Statement of Operations

For the six months ended April 30, 2008 (unaudited)

Net Investment Income: Income
Interest	$4,712,929
Dividends from affiliate	148,601
Income from securities loaned - net	931
Total Income	4,862,461
Expenses
Investment advisory fee	371,304
Distribution fee (Class A shares)	140,873
Distribution fee (Class B shares)	105,557
Distribution fee (Class C shares)	21,748
Transfer agent fees and expenses	106,285
Administration fee	63,201
Shareholder reports and notices	46,453
Professional fees	43,765
Custodian fees	38,107
Registration fees	18,557
Trustees' fees and expenses	4,578
Other	23,848
Total Expenses	984,276
Less: expense offset	(1,035)
Less: rebate from Morgan Stanley affiliated cash sweep (Note 4)	(4,359)
Net Expenses	978,882
Net Investment Income	3,883,579
Realized and Unrealized Gain (Loss):
Realized Gain (Loss) on:
Investments	2,528,054
Futures contracts	(2,438,956)
Swap contracts	787,819
Net Realized Gain	876,917
Change in Unrealized Appreciation/Depreciation on:
Investments	(10,321,569)
Futures contracts	(465,693)
Swap contracts	967,856
Net Change in Unrealized Appreciation/Depreciation	(9,819,406)
Net Loss	(8,942,489)
Net Decrease	$(5,058,910)

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Financial Statements continued

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED APRIL 30, 2008	FOR THE YEAR ENDED OCTOBER 31, 2007
	(unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$3,883,579	$9,065,071
Net realized gain (loss)	876,917	(822,430)
Net change in unrealized appreciation/depreciation	(9,819,406)	18,613
Net Increase	(5,058,910)	8,261,254
Dividends to Shareholders from Net Investment Income:
Class A shares	(2,979,253)	(6,875,882)
Class B shares	(555,957)	(1,636,771)
Class C shares	(114,244)	(296,926)
Class I shares@@	(283,029)	(615,689)
Total Dividends	(3,932,483)	(9,425,268)
Net decrease from transactions in shares of beneficial interest	(15,574,046)	(33,823,844)
Net Decrease	(24,565,439)	(34,987,858)
Net Assets:
Beginning of period	169,855,266	204,843,124
End of Period (Including dividends in excess of net investment income of $80,249 and $31,345, respectively)	$145,289,827	$169,855,266

  @@  Formerly Class D shares. Renamed Class I shares effective March 31, 2008.

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ■  April 30, 2008 (unaudited)

1. Organization and Accounting Policies

Morgan Stanley Mortgage Securities Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to earn a high level of current income. The Fund was organized as a Massachusetts business trust on November 20, 1986 and commenced operations on March 31, 1987. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class I shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class I shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses. Effective March 31, 2008, Class D shares was renamed Class I shares.

The Fund will assess a 2% redemption fee, on Class A shares, Class B shares, Class C shares, and Class I shares, which is paid directly to the Fund, for shares redeemed or exchanged within seven days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading.

The following is a summary of significant accounting policies:

A. Valuation of Investments — (1) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; (2) portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price; (3) futures are valued at the latest price published by the commodities exchange on which they trade; (4) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") determines that the market quotations are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees; (5) interest rate swaps are marked-to-market daily based upon quotations from market makers; (6) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (7) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ■  April 30, 2008 (unaudited) continued

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily.

C. Multiple Class Allocations — Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. Futures Contracts — A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains and losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

E. Interest Rate Swaps — Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. Net periodic interest payments to be received or paid are accrued daily and are recorded as realized gains or losses in the Statement of Operations. The Fund may pay or receive cash to collateralize interest rate swap contracts. This cash collateral is recorded as assets/liabilities on the Fund's books. Any cash received may be invested in Morgan Stanley Institutional Liquidity Funds.

F. Securities Lending — Fund may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund receives cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily, by the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in high-quality short-term investments. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ■  April 30, 2008 (unaudited) continued

compensation to the lending agent. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

As of April 30, 2008, there were no securities on loan.

G. Federal Income Tax Policy — It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required. The Fund files tax returns with the U.S. Internal Revenue Service, New York State and New York City. The Fund adopted the provisions of the Financial Accounting Standards Board ("FASB") Interpretation No. 48 ("FIN 48") Accounting for Uncertainty in Income Taxes on April 29, 2008. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in other expenses in the Statement of Operations. Each of the tax years in the four year period ended April 30, 2008, remains subject to examination by taxing authorities.

H. Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

I. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement, the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.47% to the portion of the daily net assets not exceeding $1 billion; 0.445% to the portion of the daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.42% to the portion of the daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.395% to the portion of the daily net assets exceeding $2 billion but not exceeding $2.5 billion; 0.37% to the portion of the daily net assets exceeding $2.5 billion but not exceeding $5 billion; 0.345% to the portion of the daily net assets exceeding $5 billion but not exceeding $7.5 billion; 0.32% to the portion of the daily net assets exceeding $7.5 billion but not exceeding $10 billion; 0.295% to the portion of the daily net assets exceeding $10 billion but not exceeding $12.5 billion; and 0.27% to the portion of the daily net assets exceeding $12.5 billion.

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ■  April 30, 2008 (unaudited) continued

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund's daily net assets.

Under an agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

3. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser and Administrator. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A — up to 0.25% of the average daily net assets of Class A shares; (ii) Class B — up to 0.85% of the average daily net assets of Class B shares; and (iii) Class C — up to 0.85% of the average daily net assets of Class C shares.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $9,465,020 at April 30, 2008.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 0.85% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors and other authorized financial representatives at the time of sale may be reimbursed in the subsequent calendar year. For the six months ended April 30, 2008, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.24% and 0.85%, respectively.

The Distributor has informed the Fund that for the six months ended April 30, 2008, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $2, $18,795 and $57, respectively and received $3,416 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ■  April 30, 2008 (unaudited) continued

4. Security Transactions and Transactions with Affiliates

The Fund invests in Morgan Stanley Institutional Liquidity Government Portfolio — Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Government Portfolio — Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Government Portfolio — Institutional Class. For six months ended April 30, 2008, advisory fees paid were reduced by $4,359 relating to the Fund's investment in Morgan Stanley Institutional Liquidity Government Portfolio — Institutional Class. Income distributions earned by the Fund are recorded as dividends from affiliate in the Statement of Operations and totaled $148,601 for the six months ended April 30, 2008. During the six months ended April 30, 2008, the cost of purchases and sales of investments in Morgan Stanley Institutional Liquidity Government Portfolio — Institutional Class aggregated $42,390,157 and $66,145,452, respectively.

The cost of purchases and proceeds from sales/prepayments/maturities of portfolio securities, excluding short-term investments, for the six months ended April 30, 2008 were $531,801,581 and $515,002,183, respectively.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund's transfer agent.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the six months ended April 30, 2008, included in Trustees' fees and expenses in the Statement of Operations amounted to $2,963. At April 30, 2008, the Fund had an accrued pension liability of $60,300 which is included in accrued expenses in the Statement of Assets and Liabilities.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ■  April 30, 2008 (unaudited) continued

5. Expense Offset

The expense offset represents a reduction of the fees and expenses for interest earned on cash balances maintained by the Fund with the transfer agent.

6. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

	FOR THE SIX MONTHS ENDED APRIL 30, 2008		FOR THE YEAR ENDED OCTOBER 31, 2007
	(unaudited)
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	76,484	$661,438	121,987	$1,103,327
Conversion from Class B	100,615	900,477	713,369	6,443,265
Reinvestment of dividends	268,218	2,363,035	502,993	4,535,179
Redeemed	(1,487,615)	(13,145,905)	(2,987,490)	(26,940,522)
Net decrease — Class A	(1,042,298)	(9,220,955)	(1,649,141)	(14,858,751)
CLASS B SHARES
Sold	32,246	275,265	104,303	922,415
Conversion to Class A	(102,519)	(900,477)	(726,832)	(6,443,265)
Reinvestment of dividends	49,240	426,226	117,300	1,038,586
Redeemed	(512,393)	(4,413,580)	(1448,694)	(12,823,926)
Net decrease — Class B	(533,426)	(4,612,566)	(1,953,923)	(17,306,190)
CLASS C SHARES
Sold	17,604	153,747	14,353	128,513
Reinvestment of dividends	10,648	93,000	22,910	204,558
Redeemed	(125,651)	(1,099,538)	(205,802)	(1,839,080)
Net decrease — Class C	(97,399)	(852,791)	(168,539)	(1,506,009)
CLASS I SHARES @@
Sold	56,220	481,440	197,676	1,746,200
Reinvestment of dividends	29,598	256,280	56,977	503,285
Redeemed	(188,952)	(1,625,454)	(271,911)	(2,402,379)
Net decrease — Class I	(103,134)	(887,734)	(17,258)	(152,894)
Net decrease in Fund	(1,776,257)	$(15,574,046)	(3,788,861)	$(33,823,844)

@@  Formerly Class D shares. Renamed Class I shares effective March 31, 2008.

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ■  April 30, 2008 (unaudited) continued

7. Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of October 31, 2007, the Fund had temporary book/tax differences primarily attributable to book amortization of premiums on debt securities, mark-to-market of open futures contracts and dividend payables.

8. Purposes of and Risks Relating to Certain Financial Instruments

To hedge against adverse interest rate and market risks on portfolio position or anticipated positions in U.S. Government securities, the Fund may enter into interest rate and Eurodollar futures contacts ("futures contracts").

These futures contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

The Fund may enter into interest rate swaps and may purchase or sell interest rate caps, floors and collars. The Fund expects to enter into these transactions primarily to manage interest rate risk, hedge portfolio positions and preserve a return or spread on a particular investment or portion of its portfolio. The Fund may also enter into these transactions to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. Interest rate swap transactions are subject to market risk, risk of default by the other party to the transaction, risk of imperfect correlation and manager risk. Such risks may exceed the related amounts shown in the Statement of Assets and Liabilities.

The Fund may invest in mortgage securities. These are fixed income securities that derive their value from or represent interests in a pool of mortgages or mortgage securities. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage-backed security and could result in losses to a Fund. The risk of such defaults is generally higher in the case of mortgage pools that include sub-prime mortgages. Sub-prime mortgages refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their mortgages. The securities are not backed by subprime borrowers.

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ■  April 30, 2008 (unaudited) continued

The Fund may lend securities to qualified institutions, such as broker-dealers, to earn additional income. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

9. Accounting Pronouncements

On March 19, 2008, FASB released Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("FAS 161"). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of FAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements has not yet been determined.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, established a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Morgan Stanley Mortgage Securities Trust

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE SIX		FOR THE YEAR ENDED OCTOBER 31,
	MONTHS ENDED
	APRIL 30, 2008		2007		2006	2005	2004	2003
	(unaudited)
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$9.03		$9.08		$9.17	$9.40	$9.29	$9.58
Income (loss) from investment operations:
Net investment income	0.23		0.45		0.37	0.19	0.07	0.12
Net realized and unrealized gain (loss)	(0.51)		(0.03)		(0.02)	(0.03)	0.36	0.04
Total income (loss) from investment operations	(0.28)		0.42		0.35	0.16	0.43	0.16
Less dividends from net investment income	(0.22)		(0.47)		(0.44)	(0.39)	(0.32)	(0.45)
Net asset value, end of period	$8.53		$9.03		$9.08	$9.17	$9.40	$9.29
Total Return(1)	(3.12	)%(4)	4.76%		3.95%	1.68%	4.74%	1.70%
Ratios to Average Net Assets:(2)
Total expenses (before expense offset)	1.14	%(3)(5)	1.14	%(3)	1.09%	1.05%	0.91%	0.92%
Net investment income	5.01	%(3)(5)	5.00	%(3)	4.21%	2.31%	1.52%	1.69%
Supplemental Data:
Net assets, end of period, in thousands	$109,361		$125,274		$140,929	$170,689	$10,663	$18,409
Portfolio turnover rate	239	%(4)	534%		657%	772%	666%	654%

  (1)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

  (2)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (3)  Reflects rebate of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Government Portfolio — Institutional Class during the period. As a result of such rebate, the expenses as a percentage of its net assets had an effect of less than 0.005%.

  (4)  Not annualized.

  (5)  Annualized

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Financial Highlights continued

	FOR THE SIX		FOR THE YEAR ENDED OCTOBER 31,
	MONTHS ENDED
	APRIL 30, 2008		2007		2006	2005	2004	2003
	(unaudited)
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period	$8.87		$8.92		$9.00	$9.23	$9.12	$9.42
Income (loss) from investment operations:
Net investment income	0.20		0.39		0.31	0.12	0.00	0.05
Net realized and unrealized gain (loss)	(0.51)		(0.03)		(0.01)	(0.03)	0.36	0.03
Total income (loss) from investment operations	(0.31)		0.36		0.30	0.09	0.36	0.08
Less dividends from net investment income	(0.19)		(0.41)		(0.38)	(0.32)	(0.25)	(0.38)
Net asset value, end of period	$8.37		$8.87		$8.92	$9.00	$9.23	$9.12
Total Return(1)	(3.52	)%(4)	4.23%		3.31%	0.97%	4.05%	0.89%
Ratios to Average Net Assets:(2)
Total expenses (before expense offset)	1.75	%(3)(5)	1.75	%(3)	1.70%	1.65%	1.59%	1.56%
Net investment income	4.40	%(3)(5)	4.39	%(3)	3.61%	1.71%	0.84%	1.05%
Supplemental Data:
Net assets, end of period, in thousands	$21,612		$27,630		$45,202	$73,635	$305,066	$394,399
Portfolio turnover rate	239	%(4)	534%		657%	772%	666%	654%

  (1)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

  (2)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (3)  Reflects rebate of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Government Portfolio — Institutional Class during the period. As a result of such rebate, the expenses as a percentage of its net assets had an effect of less than 0.005%.

  (4)  Not annualized.

  (5)  Annualized

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Financial Highlights continued

	FOR THE SIX		FOR THE YEAR ENDED OCTOBER 31,
	MONTHS ENDED
	APRIL 30, 2008		2007		2006	2005	2004	2003
	(unaudited)
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$8.95		$9.00		$9.08	$9.31	$9.20	$9.50
Income (loss) from investment operations:
Net investment income	0.20		0.39		0.32	0.13	0.01	0.06
Net realized and unrealized gain (loss)	(0.51)		(0.03)		(0.01)	(0.03)	0.35	0.03
Total income (loss) from investment operations	(0.31)		0.36		0.31	0.10	0.36	0.09
Less dividends from net investment income	(0.19)		(0.41)		(0.39)	(0.33)	(0.25)	(0.39)
Net asset value, end of period	$8.45		$8.95		$9.00	$9.08	$9.31	$9.20
Total Return(1)	(3.58	)%(4)	4.24%		3.35%	1.08%	4.03%	0.91%
Ratios to Average Net Assets:(2)
Total expenses (before expense offset)	1.75	%(3)(5)	1.75	%(3)	1.67%	1.56%	1.59%	1.56%
Net investment income	4.40	%(3)(5)	4.39	%(3)	3.64%	1.80%	0.84%	1.05%
Supplemental Data:
Net assets, end of period, in thousands	$4,555		$5,697		$7,244	$9,739	$12,864	$16,803
Portfolio turnover rate	239	%(4)	534%		657%	772%	666%	654%

  (1)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

  (2)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (3)  Reflects rebate of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Government Portfolio — Institutional Class during the period. As a result of such rebate, the expenses as a percentage of its net assets had an effect of less than 0.005%.

  (4)  Not annualized.

  (5)  Annualized

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Financial Highlights continued

	FOR THE SIX		FOR THE YEAR ENDED OCTOBER 31,
	MONTHS ENDED
	APRIL 30, 2008		2007		2006	2005	2004	2003
	(unaudited)
Class I Shares@@
Selected Per Share Data:
Net asset value, beginning of period	$8.85		$8.90		$8.98	$9.21	$9.10	$9.39
Income (loss) from investment operations:
Net investment income	0.23		0.46		0.39	0.20	0.08	0.13
Net realized and unrealized gain (loss)	(0.49)		(0.03)		(0.01)	(0.03)	0.36	0.04
Total income (loss) from investment operations	(0.26)		0.43		0.38	0.17	0.44	0.17
Less dividends from net investment income	(0.23)		(0.48)		(0.46)	(0.40)	(0.33)	(0.46)
Net asset value, end of period	$8.36		$8.85		$8.90	$8.98	$9.21	$9.10
Total Return(1)	(3.12	)%(4)	5.01%		4.31%	1.83%	4.93%	1.85%
Ratios to Average Net Assets:(2)
Total expenses (before expense offset)	0.90	%(3)(5)	0.90	%(3)	0.85%	0.80%	0.74%	0.71%
Net investment income	5.25	%(3)(5)	5.24	%(3)	4.46%	2.56%	1.69%	1.90%
Supplemental Data:
Net assets, end of period, in thousands	$9,762		$11,255		$11,469	$10,967	$12,742	$19,677
Portfolio turnover rate	239	%(4)	534%		657%	772%	666%	654%

@@  Formerly Class D shares. Renamed Class I shares effective March 31, 2008.

(1)  Calculated based on the net asset value as of the last business day of the period.

(2)  Reflects overall Fund ratios for investment income and non-class specific expenses.

(3)  Reflects rebate of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Government Portfolio -— Institutional Class during the period. As a result of such rebate, the expenses as a percentage of its net assets had an effect of less than 0.005%.

(4)  Not annualized.

(5)  Annualized

See Notes to Financial Statements

(This page has been left blank intentionally.)

Trustees

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairperson of the Board

Ronald E. Robison
President and Principal Executive Officer

Kevin Klingert
Vice President

Dennis F. Shea
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Legal Counsel

Clifford Chance US LLP
31 West 52nd Street
New York, New York 10019

Counsel to the Independent Trustees

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Investment Adviser

Morgan Stanley Investment Advisors Inc.
522 Fifth Avenue
New York, New York 10036

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distributors Inc., member FINRA.

© 2008 Morgan Stanley

MTGSAN
IU08–03391P–Y04/08

MORGAN STANLEY FUNDS

Morgan Stanley
Mortgage
Securities Trust

Semiannual Report

April 30, 2008

Item 2.  Code of Ethics.

Not applicable for semiannual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a)  The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics – Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Mortgage Securities Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
June 19, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
June 19, 2008

/s/ Francis Smith
Francis Smith
Principal Financial Officer
June 19, 2008